Financial risk management - Schedule of fluctuations in foreign currency on financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Reasonably possible increase in risk variable	5.00%	5.00%
Reasonably possible decrease in risk variable	5.00%	5.00%
Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	$ 3,782	$ 5,109
5% decrease in foreign exchange	(3,782)	(5,109)
USD | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	3,645	4,961
5% decrease in foreign exchange	(3,645)	(4,961)
CAD | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	0	1
5% decrease in foreign exchange	0	(1)
EUR | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	100	21
5% decrease in foreign exchange	(100)	(21)
GBP | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	29	112
5% decrease in foreign exchange	(29)	(112)
NZD | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	1	2
5% decrease in foreign exchange	(1)	(2)
SEK | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	7	10
5% decrease in foreign exchange	(7)	(10)
NOK | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	0	2
5% decrease in foreign exchange	$ 0	$ (2)